Document and Entity Information	May 15, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 15, 2023
Entity File Number	000-56422
Entity Registrant Name	TILT HOLDINGS INC.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	83-2097293
Entity Address State Or Province	AZ
Entity Address, Address Line One	2801 E. Camelback Road #180
Entity Address, City or Town	Phoenix
Entity Address, Postal Zip Code	85016
City Area Code	623
Local Phone Number	887-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001761510
Amendment Flag	false